Stockholders’ Equity (Tables)	9 Months Ended
Sep. 30, 2024
Equity [Abstract]
Schedule of Share Based Payment Arrangement Option Activity

A summary of stock option activity for the stock option plans for the years ended December 31, 2023 and 2022 are as follows:

	Number of options	Weighted average exercise price
Outstanding December 31, 2022	8,629,000	$0.43

Granted	1,885,000	0.22
Expired	(1,988,000)	(0.46)
Cancelled	(460,000)	(0.44)
Outstanding December 31, 2023	8,066,000	$0.39

Granted	2,318,750	0.15
Cancelled	(25,000)	(0.15)

Outstanding September 30, 2024	10,359,750	$0.33

Schedule of Share Based Payment Arrangement Option Exercise Price Range

The following table summarizes information concerning outstanding and exercisable stock options at September 30, 2024:

Exercise prices per share	Number outstanding	Number exercisable	Expiry date
CAD$0.20	2,293,750	275,250	March 25, 2029
CAD$0.30	1,845,000	701,100	February 21, 2028
CAD$0.45	1,930,400	1,624,040	June 30, 2025
CAD$0.50	789,600	707,100	February 1, 2026
CAD$0.50	2,295,000	1,422,900	February 1, 2027
CAD$0.66	200,000	152,000	July 12, 2026
CAD$1.02	1,006,000	826,000	April 6, 2026
	10,359,750	5,708,390